Cover Page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Texas Ventures Acquisition III Corp
Entity Central Index Key	0002033991
Entity Primary SIC Number	6770
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1802457
Entity Address, Address Line One	1012 Springfield Avenue
Entity Address, City or Town	Mountainside
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07092
City Area Code	201
Local Phone Number	380-7500
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Troy Rillo
Entity Address, Address Line One	1012 Springfield Avenue
Entity Address, City or Town	Mountainside
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07092
City Area Code	201
Local Phone Number	380-7500